Goodwill and Intangible Assets (Tables) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023
Summary of Goodwill
Changes in the carrying value of goodwill by reporting segment were
as follows:

	Motion Picture	Television Production	Total
	(Amounts in millions)
Balance as of March 31, 2023	$393.7	$401.9	$795.6
Acquisition of eOne (see Note 2)	1.0	4.8	5.8

Balance as of December 31, 2023	$394.7	$406.7	$801.4

Goodwill
There have been no changes to the balance of goodwill during each of the years ended March 31, 2023, 2022 and 2021. Goodwill by reportable segment for each period is as follows:

	Motion Picture	Television Production	Total

	(Amounts in millions)
Balance as of March 31, 2023, 2022 and 2021	$393.7	$401.9	$795.6

Summary of Intangible Assets
Intangible Assets
Finite-Lived Intangible Assets.
Finite-lived intangible assets consisted of the following:

	March 31, 2023			March 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

	(Amounts in millions)
Finite-lived intangible assets subject to amortization:
Customer relationships	$31.0	$10.0	$21.0	$31.0	$7.9	$23.1
Trademarks and trade names	3.6	2.6	1.0	3.6	2.2	1.4
Other	23.9	19.0	4.9	23.9	15.8	8.1

	$58.5	$31.6	$26.9	$58.5	$25.9	$32.6